Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 16. Related Party Transactions

Allocation of General Corporate Expenses

AAI provided human resources, accounting, and other services to Gresham until September 8, 2022. Gresham obtained its business insurance under AAI’s policies. The accompanying financial statements of Gresham include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to Gresham by using Gresham’s revenue as a percentage of total revenue of AAI. Gresham believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost that would have been incurred had Gresham been a stand-alone entity or of future costs. After the Business Combination on September 8, 2022, GIGA absorbed these costs and no expenses were allocated by AAI. AAI allocated $340,000 for the three month period ended March 31, 2022 (In thousands):

	Three Months Ended
	March 31, 2023	March 31, 2022
Related party transactions	$—	$340

Net Transfers From AAI

The Company received funding from AAI to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $0 and $177,000 from AAI for the quarters ended March 31, 2023 and 2022, respectively.

Note 14. Related Party Transactions

Allocation of General Corporate Expenses

Ault provided human resources, accounting, and other services to Gresham and after September 8th to us. Gresham obtained its business insurance under Ault’s policies. The accompanying financial statements of Gresham include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to Gresham by using Gresham’s revenue as a percentage of total revenue of Ault. Gresham believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had Gresham been a stand-alone entity or of future costs. Ault allocated $1.09 million for the year ended December 30, 2022, and $1.39 million for the year ended December 31, 2021. Ault allocated these costs as follows (In thousands):

	Years Ended
	December 31, 2022	December 31, 2021
Related party transactions	$1,090	$1,390

Net Transfers From Ault

The Company received funding from Ault to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $0.5 million and $4.7 million from Ault for the years ended December 31, 2022 and 2021, respectively.